UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(formerly, Franklin Templeton Limited Duration Income Trust)

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   03/31

Date of reporting period:  6/30/15

Item 1. Schedule of Investments.

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 0.0%†
Materials 0.0%†
[a]Verso Corp.	United States	5,659	$3,735
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	112	82,984
Total Common Stocks (Cost $186,255)			86,719
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	6,000
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	243	179,635
Total Convertible Preferred Stocks (Cost $369,948)			185,635
		Principal Amount*
Corporate Bonds 52.2%
Automobiles & Components 1.0%
[b]Fiat Chrysler Automobiles NV, senior note, 144A, 4.50%, 4/15/20	United Kingdom	2,000,000	1,992,500
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	1,500,000	1,593,750
			3,586,250
Banks 2.7%
[c]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	3,000,000	3,187,500
CIT Group Inc.,
4.25%, 8/15/17	United States	1,500,000	1,526,250
senior note, 5.00%, 5/15/17	United States	500,000	516,850
[b] senior note, 144A, 6.625%, 4/01/18	United States	500,000	536,250
[c]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,300,000	1,270,750
[c]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000	1,492,500
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	500,000	490,000
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	1,073,750
			10,093,850
Capital Goods 0.7%
[b]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	2,000,000	1,825,000
TransDigm Inc.,
[b] senior sub. bond, 144A, 6.50%, 5/15/25	United States	100,000	99,375
senior sub. note, 6.00%, 7/15/22	United States	500,000	496,250
			2,420,625
Commercial & Professional Services 0.3%
[b]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	700,000	707,000
[b]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	300,000	299,250
			1,006,250
Consumer Durables & Apparel 1.4%
KB Home, senior note,
4.75%, 5/15/19	United States	1,100,000	1,097,250
7.00%, 12/15/21	United States	1,100,000	1,141,250
[b]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	800,000	792,000
5.875%, 4/15/23	United States	1,000,000	987,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,400,000	1,135,750
			5,153,750
Consumer Services 3.0%
[b]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	1,200,000	1,236,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	600,000	592,500
[b]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	813,750
[d]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	1,600,000	1,264,000
[b]International Game Technology PLC, senior note, 144A, 5.625%, 2/15/20	United Kingdom	2,000,000	1,955,000

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
[b]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	1,000,000	1,077,500
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	2,000,000	2,270,000
[b]Sabre GLBL Inc., first lien, 144A, 5.375%, 4/15/23	United States	1,400,000	1,386,000
[b]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	600,000	569,625
			11,164,375
Diversified Financials 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	900,000	901,125
[b] 144A, 5.00%, 10/01/21	Netherlands	600,000	618,000
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	2,000,000	2,140,000
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	400,000	411,000
4.625%, 9/15/23	United States	500,000	492,500
Navient Corp., senior note,
8.45%, 6/15/18	United States	1,400,000	1,559,320
5.50%, 1/15/19	United States	1,100,000	1,124,332
5.00%, 10/26/20	United States	300,000	299,250
5.875%, 3/25/21	United States	200,000	200,374
[b]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	1,100,000	1,141,250
			8,887,151
Energy 9.9%
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	1,500,000	1,260,000
California Resources Corp., senior note, 5.50%, 9/15/21	United States	1,500,000	1,306,875
[b]Calumet Specialty Products Partners LP/Finance Co., senior note, 144A, 7.75%,
4/15/23	United States	1,000,000	1,032,500
CGG SA, senior note, 6.875%, 1/15/22	France	1,200,000	1,005,750
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	2,001,600	1,459,917
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	2,500,000	2,450,000
6.125%, 2/15/21	United States	1,000,000	942,500
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,500,000	1,432,500
[b]Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	400,000	384,000
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	1,100,000	939,532
[b] 144A, 8.00%, 4/01/23	United States	900,000	857,250
[b]Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	United States	600,000	625,500
[b]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,500,000	1,323,750
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	2,500,000	2,831,250
Energy XXI Gulf Coast Inc.,
senior note, 7.50%, 12/15/21	United States	600,000	198,000
senior note, 6.875%, 3/15/24	United States	300,000	99,000
[b] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	500,000	441,250
[b]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,000,000	805,625
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,000,000	607,500
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	100,000	67,750
8.875%, 5/15/21	United States	1,500,000	993,750
9.25%, 2/15/22	United States	500,000	326,250
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	1,500,000	1,237,815
7.75%, 2/01/21	United States	1,000,000	782,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,400,000	1,382,500
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	800,000	776,560
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	800,000	336,000
[b]Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	800,000	676,000
[b]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	600,000	467,625
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	600,000	369,000
senior secured note, first lien, 7.50%, 11/01/19	United States	1,000,000	618,125
Peabody Energy Corp., senior note, 6.00%, 11/15/18	United States	2,500,000	1,212,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	300,000	270,750

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	502,000	545,297
6.50%, 5/15/21	United States	300,000	317,625
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	United States	200,000	212,972
5.00%, 10/01/22	United States	500,000	508,080
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	2,000,000	2,050,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,000,000	1,000,000
6.125%, 1/15/23	United States	500,000	450,000
[b]Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	1,000,000	780,000
[b]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	1,200,000	1,059,000
			36,442,798
Food, Beverage & Tobacco 1.8%
Constellation Brands Inc., senior note, 3.875%, 11/15/19	United States	900,000	915,750
[b]Cott Beverages Inc., senior note, 144A, 6.75%, 1/01/20	United States	700,000	728,000
[b]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	1,000,000	1,012,500
[b]JBS USA LLC/Finance Inc., senior note, 144A, 8.25%, 2/01/20	United States	2,000,000	2,130,000
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	1,000,000	1,021,250
[b] 144A, 6.75%, 12/01/21	United States	600,000	601,500
[b] 144A, 6.00%, 12/15/22	United States	100,000	96,625
			6,505,625
Health Care Equipment & Services 3.5%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	1,300,000	1,366,625
senior sub. note, 6.50%, 6/15/20	United States	500,000	520,000
Centene Corp., senior note, 4.75%, 5/15/22	United States	800,000	828,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,100,000	1,161,875
senior secured note, first lien, 5.125%, 8/15/18	United States	900,000	925,200
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	1,000,000	985,000
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	1,000,000	1,150,000
senior note, 5.875%, 5/01/23	United States	1,500,000	1,597,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000	1,090,000
senior secured note, first lien, 4.25%, 10/15/19	United States	200,000	205,000
[b,e]Hologic Inc., senior note, 144A, 5.25%, 7/15/22	United States	600,000	614,250
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	500,000	534,375
[b] senior note, 144A, 5.00%, 3/01/19	United States	500,000	501,875
[b] senior note, 144A, 5.50%, 3/01/19	United States	900,000	911,250
[b,f] senior note, 144A, FRN, 3.786%, 6/15/20	United States	500,000	505,000
			12,895,950
Materials 6.7%
ArcelorMittal, senior note, 5.25%, 2/25/17	Luxembourg	3,000,000	3,121,875
[b]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	700,000	743,750
[b]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	300,000	306,750
senior note, 144A, 7.00%, 11/15/20	Luxembourg	88,235	90,276
[f] senior secured note, 144A, FRN, 3.286%, 12/15/19	Luxembourg	700,000	683,375
[b]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,000,000	950,625
[b]Cemex SAB de CV, secured note, 144A, 5.875%, 3/25/19	Mexico	500,000	513,125
[b,e]The Chemours Co., senior note, 144A, 6.625%, 5/15/23	United States	1,900,000	1,845,375
[b]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,500,000	1,490,625
[b]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	1,261,000	1,226,323
7.00%, 2/15/21	Canada	1,261,000	1,212,136
[b]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	2,700,000	2,786,062
[b]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	1,800,000	1,782,000
Novelis Inc., senior note, 8.375%, 12/15/17	Canada	500,000	518,125
[b]Owens-Brockway Glass Container Inc., senior note, 144A, 5.00%, 1/15/22	United States	900,000	892,125

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
[b]Platform Specialty Products Corp., sen
ior note, 144A, 6.50%, 2/01/22	United States	400,000	415,000
[b]Polymer Group Inc., senior note, 144A, 6.875%, 6/01/19	United States	1,000,000	923,750
[b]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	600,000	586,500
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	United States	1,000,000	1,021,250
senior note, 9.00%, 4/15/19	United States	100,000	103,875
senior note, 8.25%, 2/15/21	United States	1,000,000	1,042,500
senior secured note, first lien, 7.125%, 4/15/19	United States	400,000	412,500
[b]Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	600,000	606,000
Steel Dynamics Inc., senior note, 5.125%, 10/01/21	United States	1,000,000	1,007,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	270,000	158,625
			24,439,547
Media 4.5%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	1,000,000	1,102,500
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	2,000,000	1,975,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	700,000	731,500
senior sub. note, 7.625%, 3/15/20	United States	800,000	837,000
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	1,500,000	1,586,250
5.25%, 6/01/24	United States	500,000	482,500
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	2,000,000	2,055,000
Gannett Co. Inc., senior note, 5.125%, 10/15/19	United States	1,200,000	1,239,000
iHeartCommunications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,900,000	1,738,500
[b]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	600,000	549,000
[b]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	1,000,000	1,012,500
5.375%, 4/15/25	United States	500,000	485,000
[b]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,100,000	1,106,187
[b]WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	1,500,000	1,507,500
			16,407,437
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
[b]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	600,000	601,500
[b]Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	700,000	714,875
[e] senior note, 144A, 6.00%, 7/15/23	United States	500,000	512,500
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	600,000	603,000
[b]Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	United States	300,000	313,125
[b,g]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	1,300,000	1,330,875
[b]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	500,000	533,750
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	1,900,000	2,033,000
[b]Valeant Pharmaceuticals International Inc., senior note, 144A,
6.75%, 8/15/18	United States	700,000	735,438
5.375%, 3/15/20	United States	500,000	517,500
5.625%, 12/01/21	United States	500,000	515,050
[b]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	1,500,000	1,583,437
			9,994,050
Real Estate 0.4%
[b]Felcor Lodging LP, senior secured bond, 144A, 6.00%, 6/01/25	United States	400,000	408,000
[b]Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	1,100,000	1,111,000
			1,519,000
Retailing 0.6%
[b]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	400,000	420,000
[b]Family Tree Escrow LLC, senior note, 144A, 5.25%, 3/01/20	United States	400,000	420,500
[b]Netflix Inc., senior note, 144A, 5.50%, 2/15/22	United States	1,300,000	1,348,750
			2,189,250
Software & Services 2.3%
[b]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,000,000	1,627,500
Equinix Inc., senior note, 4.875%, 4/01/20	United States	1,500,000	1,522,500
[b]First Data Corp., senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	3,000,000	3,172,500
[b]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	1,300,000	1,329,250

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Sterling International Inc., senior note, 11.00%, 10/01/19	United States	700,000	745,500
			8,397,250
Technology Hardware & Equipment 0.7%
[b]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	1,000,000	1,061,250
[b]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	1,000,000	945,000
[b]CommScope Inc., senior secured note, 144A, 4.375%, 6/15/20	United States	400,000	405,000
			2,411,250
Telecommunication Services 4.1%
CenturyLink Inc., senior bond,
6.75%, 12/01/23	United States	300,000	302,063
[b] 144A, 5.625%, 4/01/25	United States	1,400,000	1,268,750
[b]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000	1,206,000
[b]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	677,250
Intelsat Jackson Holdings SA, senior note, 7.25%,
4/01/19	Luxembourg	1,500,000	1,528,125
10/15/20	Luxembourg	1,000,000	992,500
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	1,500,000	1,551,562
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	500,000	542,500
[b] 144A, 9.00%, 11/15/18	United States	1,500,000	1,697,640
[b] 144A, 7.00%, 3/01/20	United States	600,000	654,120
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	279,030
senior note, 7.25%, 9/15/21	United States	500,000	493,438
T-Mobile USA Inc., senior note,
6.542%, 4/28/20	United States	900,000	944,541
6.125%, 1/15/22	United States	300,000	310,500
[b]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	2,000,000	2,022,500
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	497,500
			14,968,019
Transportation 1.2%
[b]Florida East Coast Holdings Corp., secured note, first lien, 144A, 6.75%, 5/01/19	United States	1,000,000	1,005,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	1,000,000	1,034,400
5.875%, 10/15/20	United States	1,000,000	1,017,500
[b]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	600,000	582,000
[b]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	700,000	670,243
			4,309,143
Utilities 2.3%
Calpine Corp.,
senior note, 5.375%, 1/15/23	United States	1,500,000	1,481,250
[b] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	346,000	375,410
[b] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000	106,250
[b]Dynegy Inc., senior note, 144A, 6.75%, 11/01/19	United States	2,000,000	2,091,000
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,342,500
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	700,000	701,750
[b]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	700,000	708,750
[b]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	United States	400,000	400,500
[b,d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	2,000,000	1,225,000
			8,432,410
Total Corporate Bonds (Cost $196,439,988)			191,223,980
[f]Senior Floating Rate Interests 52.0%
Automobiles & Components 1.5%
Gates Global LLC, Initial Dollar Term Loans, 4.25%, 7/06/21	United States	425,342	419,531
TI Group Automotive Systems LLC,
Term Loan, 4.25%, 7/02/21	United States	1,985,000	1,982,519
[e] Term Loan B, 5.75%, 6/30/22	United States	1,985,000	1,988,722

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	1,039,488	1,034,291
			5,425,063
Capital Goods 5.6%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan, 4.75%,
6/18/21	United States	990,000	999,900
Allison Transmission Inc., Term B-3 Loans, 3.50%, 8/23/19	United States	1,778,336	1,784,171
B/E Aerospace Inc., Term Loan, 4.00%, 12/16/21	United States	2,605,125	2,625,479
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term Loan,
4.50%, 5/28/21	United States	1,771,369	1,787,976
Fly Funding II S.A.R.L., Loans, 3.50%, 8/09/19	Luxembourg	2,261,363	2,258,898
LCS Deco LLC, Term B Loans, 5.50%, 5/21/22	United States	711,276	719,278
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	1,985,000	1,935,375
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	2,053,425	2,050,858
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	3,505,597	3,485,391
Tranche D Term Loan, 3.75%, 6/04/21	United States	990,000	983,581
Univar Inc., Term B Loan, 5.00% - 5.75%, 6/30/17	United States	1,944,109	1,943,957
			20,574,864
Commercial & Professional Services 0.8%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	2,970,000	2,982,376
Consumer Services 5.4%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	1,980,000	1,890,282
[e]Aristocrat Technologies Inc., First Lien Initial Term Loan, 4.75%, 10/20/21	United States	1,400,000	1,408,070
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	2,962,406	2,716,156
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	1,980,000	1,911,320
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	670,000	672,513
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20	United States	2,952,632	2,955,912
Scientific Games International Inc., Term B-1 Loan, 6.00%, 10/18/20	United States	2,957,469	2,960,612
Seaworld Parks and Entertainment Inc., Term B-2 Loan, 3.00%, 5/14/20	United States	2,987,007	2,888,529
TGI Friday's Inc., First Lien Initial Term Loan, 5.25%, 7/15/20	United States	522,772	526,039
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	1,935,525	1,930,686
			19,860,119
Diversified Financials 1.6%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	1,979,849	1,989,748
Trans Union LLC, 2015 Term B-2 Loans, 3.75%, 4/09/21	United States	3,884,842	3,858,134
			5,847,882
Energy 2.1%
Foresight Energy LLC, Term Loans, 5.50%, 8/21/20	United States	1,997,373	1,982,393
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	144,004	144,364
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	2,059,200	2,061,774
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	3,071,516	2,596,254
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	2,000,000	805,000
			7,589,785
Food, Beverage & Tobacco 1.0%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	840,000	854,700
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	2,821,508	2,813,196
			3,667,896
Health Care Equipment & Services 4.4%
Amsurg Corp., Initial Term Loan, 3.75%, 7/16/21	United States	2,970,000	2,979,744
Community Health Systems Inc., 2021 Term G Loan, 3.75%, 12/31/19	United States	3,890,408	3,895,271
Connolly LLC, Initial Term Loan, 4.50%, 5/14/21	United States	1,980,000	1,980,000
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	2,890,007	2,894,524
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.25%, 1/31/21	United States	355,500	355,500
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	592,424	591,869
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	3,433,636	3,434,711
			16,131,619
Household & Personal Products 1.0%
[e]Spectrum Brands Inc., Term Loan B, 5.25%, 6/23/22	United States	1,102,915	1,106,822

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	2,442,545	2,375,375
			3,482,197
Materials 6.4%
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 3.75%,
2/01/20	United States	819,515	819,566
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	1,731,877	1,728,269
Coveris Holdings SA, Term B-1 Loan, 4.50%, 5/08/19	Luxembourg	1,580,574	1,586,830
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	4,037,055	3,594,243
[e]Ineos U.S. Finance LLC, Dollar Term Loan, 5.00%, 5/04/18	United States	1,655,431	1,651,913
[e]Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	2,046,491	2,038,817
OCI Beaumont LLC, Term B-3 Loan, 5.50%, 8/20/19	United States	1,815,741	1,842,977
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	3,141,522	3,135,632
Reynolds Group Holdings Inc., U.S. Term Loan, 4.50%, 12/01/18	United States	2,432,304	2,441,729
Solenis International LP and Solenis Holdings, First Lien Term Loan, 4.25%, 7/31/21	United States	813,850	810,289
Tronox Pigments (Netherlands) BV, Term Loan, 4.25%, 3/19/20	Netherlands	3,919,697	3,927,537
			23,577,802
Media 5.5%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	3,318,480	3,158,778
Gray Television Inc., Term Loan B, 3.75%, 6/13/21	United States	2,646,830	2,650,414
[e]Media General Inc., Term Loan B, 5.25%, 7/31/20	United States	2,000,000	2,001,562
Regal Cinemas Corp., Term Loan, 3.75%, 4/01/22	United States	3,064,379	3,072,589
[e]Sinclair Television Group Inc., Incremental Term Loan B-1, 3.50%, 7/31/21	United States	2,036,599	2,041,690
UPC Financing Partnership (UPC Broadband Holdings BV), Term Loan AH, 3.25%,
6/30/21	Netherlands	1,500,000	1,481,250
Virgin Media Bristol LLC, F Facility, 3.50%, 6/30/23	United States	2,622,815	2,600,686
William Morris Endeavor Entertainment LLC, Term Loans First Lien, 5.25%, 5/06/21	United States	2,970,000	2,971,114
			19,978,083
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Akorn Inc., Loans, 4.50%, 4/16/21	United States	764,225	767,568
[e]Endo Luxembourg Finance Co. and Endo LLC, Term Loan B, 3.25%, 7/01/22	United States	1,652,222	1,658,418
[e]Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 5.25%, 2/27/21	United States	2,000,000	2,002,604
Horizon Pharma Inc., 2015 Term Loan, 4.50%, 5/07/21	United States	258,634	259,846
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	2,036,678	2,039,861
Valeant Pharmaceuticals International Inc.,
[e] Series C-2 Tranche B Term Loan, 3.04%, 12/11/19	United States	1,109,775	1,108,927
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	United States	1,642,257	1,640,820
Series F-1 New Term Loan, 4.00%, 4/01/22	United States	2,379,917	2,381,540
			11,859,584
Retailing 2.9%
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	994,162	995,095
[e]Dollar Tree Inc., Term B-1 Loans, 3.50%, 3/09/22	United States	3,069,297	3,074,414
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,859,437	2,677,148
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	1,896,595	1,909,397
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	1,889,318	1,897,584
			10,553,638
Semiconductors & Semiconductor Equipment 1.2%
Avago Technologies Cayman Ltd., Term Loans, 3.75%, 5/06/21	United States	2,583,050	2,590,389
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	1,653,300	1,657,433
			4,247,822
Software & Services 2.1%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	2,872,221	2,711,057
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	4,112,474	3,911,991
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	1,235,756	1,136,896
			7,759,944
Technology Hardware & Equipment 2.4%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	2,966,172	2,977,295
[e]CommScope Inc., Tranche 5 Term Loan, 5.25%, 12/29/22	United States	2,047,265	2,048,225
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	2,924,477	2,927,349

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%, 10/18/19	United States	985,000		988,054
				8,940,923
Telecommunication Services 1.3%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	3,410,931		3,391,035
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	1,468,645		1,466,809
				4,857,844
Transportation 2.8%
American Airlines Inc., 2015 Term Loans, 3.50%, 6/27/20	United States	1,994,924		1,979,962
[e]Flying Fortress Inc. (ILFC), New Loan, 5.00%, 4/30/20	United States	292,771		293,503
Hertz Corp.,
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,000,000		991,875
Tranche B-1 Term Loan, 4.00%, 3/11/18	United States	994,898		996,608
Tranche B-2 Term Loan, 3.50%, 3/11/18	United States	997,449		993,864
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	1,886,092		1,884,913
U.S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19	United States	2,969,697		2,967,045
				10,107,770
Utilities 0.8%
Calpine Corp.,
Term Loan (B5), 3.50%, 5/27/22	United States	2,611,200		2,591,820
Term Loans, 4.00%, 10/09/19	United States	330,650		331,037
				2,922,857
Total Senior Floating Rate Interests (Cost $192,965,717)				190,368,068
Foreign Government and Agency Securities 1.0%
Government of Malaysia,
3.835%, 8/12/15	Malaysia	755,000	MYR	200,163
4.72%, 9/30/15	Malaysia	1,263,000	MYR	335,927
3.197%, 10/15/15	Malaysia	1,980,000	MYR	524,743
senior note, 3.172%, 7/15/16	Malaysia	1,100,000	MYR	291,731
Government of Poland,
5.00%, 4/25/16	Poland	125,000	PLN	34,109
4.75%, 10/25/16	Poland	2,100,000	PLN	579,361
Strip, 1/25/16	Poland	310,000	PLN	81,658
Korea Treasury Bond, senior note,
2.75%, 12/10/15	South Korea	899,200,000	KRW	807,334
3.00%, 12/10/16	South Korea	1,000,000,000	KRW	910,197
Total Foreign Government and Agency Securities (Cost $4,105,935)				3,765,223
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 14.4%
Banks 7.1%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,610,000		1,651,876
[f]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 2.68%, 6/25/34	United States	939,025		948,270
Bear Stearns Commercial Mortgage Securities Inc.,
[f] 2006-PW11, AJ, FRN, 5.597%, 3/11/39	United States	1,750,000		1,782,410
[f] 2006-PW12, AJ, FRN, 5.94%, 9/11/38	United States	1,500,000		1,531,814
2006-PW13, AJ, 5.611%, 9/11/41	United States	1,820,000		1,850,517
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	894,000		892,604
[f] 2007-C6, AM, FRN, 5.899%, 6/10/17	United States	1,520,000		1,611,690
2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000		1,496,527
[f]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	1,300,000		1,260,181
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000		1,441,368
Greenwich Capital Commercial Funding Corp.,
[f] 2006-GG7, AJ, FRN, 6.013%, 7/10/38	United States	1,590,000		1,612,073
2007-GG9, AM, 5.475%, 3/10/39	United States	1,430,000		1,494,873
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	380,000		391,252
[f,h] 2006-LDP7, AJ, FRN, 6.10%, 4/15/45	United States	2,000,000		2,000,476
JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%, 10/15/48	United States	1,410,000		1,394,407
[f]Merrill Lynch Mortgage Investors Trust,
2003-OPT1, B2, FRN, 4.312%, 7/25/34	United States	33,301		13,744
2005-A6, 2A3, FRN, 0.567%, 8/25/35	United States	532,726		484,248

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
[f]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.46%, 11/12/37	United States	1,825,000		1,839,116
[f]Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 5.137%, 10/25/33	United States	350,442		260,977
[f]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.681%, 3/12/44	United States	110,000		111,650
2007-IQ16, AMA, FRN, 6.277%, 12/12/49	United States	645,000		695,727
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000		566,530
Wells Fargo Mortgage Backed Securities Trust,
[f] 2004-W, A9, FRN, 2.614%, 11/25/34	United States	425,366		432,833
2007-3, 3A1, 5.50%, 4/25/37	United States	180,499		186,630
				25,951,793
Diversified Financials 7.3%
[b,f]ARES CLO XII Ltd., 2007-12A, B, 144A, FRN, 1.282%, 11/25/20	United States	530,000		523,624
[f,h] Argent Securities Inc., 2003-W5, M4, FRN, 5.812%, 10/25/33	United States	477,079		475,192
[b,f]Atrium CDO Corp., 10A, C, 144A, FRN, 2.876%, 7/16/25	United States	920,000		913,404
[b,f]Atrium XI, 11A, C, 144A, FRN, 3.477%, 10/23/25	Cayman Islands	910,000		914,013
[b,f]BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.644%, 5/26/35	United States	1,600,000		1,527,216
[b,f]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.877%, 1/27/25	Cayman Islands	750,000		734,520
[b,f]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.626%, 3/11/21	United States	457,000		434,886
[b,f]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.278%, 1/30/25	Cayman Islands	392,157		393,157
[f]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.687%,
2/25/35	United States	493,412		445,011
[b,f]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.677%, 7/26/21	United States	640,000		627,853
[b,f]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.275%, 10/15/21	United States	310,000		304,290
[b,f]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.497%, 10/20/43	United States	839,322		837,748
[b,f]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.725%, 7/15/26	Cayman Islands	1,000,000		1,000,300
B, 144A, FRN, 2.325%, 7/15/26	United States	400,000		402,172
C, 144A, FRN, 3.275%, 7/15/26	United States	170,000		170,320
[f]FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.387%, 2/25/24	United States	2,300,000		2,304,548
2014-DN4, M2, FRN, 2.587%, 10/25/24	United States	2,400,000		2,409,882
2014-HQ2, M2, FRN, 2.387%, 9/25/24	United States	900,000		894,479
2015-DN1, M2, FRN, 2.587%, 1/25/25	United States	2,300,000		2,316,073
2015-HQ1, M2, FRN, 2.387%, 3/25/25	United States	900,000		894,384
[b,f]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.678%, 11/01/17	United States	1,000,000		998,050
[f]Impac Secured Assets Trust, 2007-2, FRN, 0.437%, 4/25/37	United States	480,496		445,502
[b,f]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.175%, 4/15/24	Cayman Islands	180,000		180,454
2013-1A, C, 144A, FRN, 3.775%, 4/15/24	Cayman Islands	450,000		443,448
2013-2A, B, 144A, FRN, 2.957%, 4/25/25	United States	1,000,000		995,930
[b,f]Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.635%, 3/17/32	United States	882,897		887,242
[f]MortgageIT Trust, 2004-1, A2, FRN, 1.087%, 11/25/34	United States	563,813		541,725
[f]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.497%, 11/25/35	United States	864,867		818,116
[f,h] Option One Mortgage Loan Trust, 2003-6, M5, FRN, 5.137%, 11/25/33	United States	193,598		118,819
[f]Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.062%, 4/25/33	United States	13,987		7,013
[f]Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.684%, 2/25/35	United States	525,040		507,877
[f,i]Talisman 6 Finance, Reg S, FRN, 0.191%, 10/22/16	Germany	479,275	EUR	528,049
[f]Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.23%, 4/25/45	United States	1,208,350		1,217,006
[b,f]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.503%, 8/01/22	United States	427,245		424,455
				26,636,758
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $52,053,089)				52,588,551
Mortgage-Backed Securities 27.5%
[f]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 2.702%, 5/01/34	United States	275,886		291,459
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.3%
FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	1,038,058		1,129,075
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	25,625		27,322
[e]FHLMC Gold 30 Year, 3.50%, 7/01/45	United States	8,000,000		8,213,896
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	1,110,728		1,262,807
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	594,179		683,714
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	161,119		177,193
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	30,153		35,248

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	492,513	594,736
			12,123,991
[f]Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 1.79% - 1.975%, 6/01/32 - 7/01/34	United States	732,800	777,183
Federal National Mortgage Association (FNMA) Fixed Rate 19.5%
[e]FNMA 15 Year, 2.50%, 7/01/30	United States	8,600,000	8,690,703
FNMA 15 Year, 3.00%, 8/01/27	United States	19,342	20,030
[e]FNMA 15 Year, 3.00%, 7/01/30	United States	11,775,000	12,182,525
[e]FNMA 15 Year, 3.50%, 1/01/26 - 7/01/30	United States	500,042	527,084
FNMA 15 Year, 5.50%, 7/01/20	United States	430,318	459,652
FNMA 15 Year, 6.00%, 6/01/17	United States	9	9
FNMA 15 Year, 6.50%, 7/01/20	United States	3,130	3,237
[e]FNMA 30 Year, 3.00%, 7/01/45	United States	530,000	526,812
[e]FNMA 30 Year, 3.50%, 7/01/45	United States	26,900,000	27,670,747
[e]FNMA 30 Year, 4.00%, 7/01/45	United States	15,715,000	16,629,356
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	867,574	959,295
FNMA 30 Year, 5.50%, 6/01/37	United States	936,057	1,050,071
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	1,719,621	1,960,102
FNMA 30 Year, 6.50%, 8/01/32	United States	212,875	244,567
FNMA 30 Year, 7.00%, 9/01/18	United States	38,306	40,434
FNMA 30 Year, 8.00%, 10/01/29	United States	91,910	102,511
FNMA 30 Year, 8.50%, 8/01/26	United States	184,917	201,404
			71,268,539
Government National Mortgage Association (GNMA) Fixed Rate 4.4%
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	508,285	580,528
[e]GNMA II SF 30 Year, 3.50%, 7/01/45	United States	14,900,000	15,436,047
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	62,554	72,187
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	157,904	195,470
			16,284,232
Total Mortgage-Backed Securities (Cost $99,994,008)			100,745,404
Municipal Bonds 0.9%
Metropolitan St. Louis Sewer District Wastewater System Revenue, Series B, 4.00%,
5/01/19	United States	1,000,000	1,104,610
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series
A, 5.00%, 5/01/19	United States	1,000,000	1,130,230
Triborough Bridge and Tunnel Authority Revenues, Refunding, Sub Series D-1,
2.885%, 11/15/19	United States	1,000,000	1,029,900
Total Municipal Bonds (Cost $3,106,781)			3,264,740
		Shares
Litigation Trusts (Cost $—) 0.0%
Materials 0.0%
[a,j]NewPage Corp., Litigation Trust	United States	1,500,000	—
Total Investments before Short Term Investments (Cost $549,221,721)			542,228,320
Short Term Investments (Cost $9,250,593) 2.6%
Money Market Funds 2.6%
[a,k]Institutional Fiduciary Trust Money Market Portfolio	United States	9,250,593	9,250,593
Total Investments (Cost $558,472,314) 150.7%			551,478,913
Preferred Shares (24.6)%			(90,000,000)

Other Assets, less Liabilities (26.1)%			(95,439,377)
Net Assets 100.0%			$366,039,536

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.

Franklin Limited Duration Income Trust
Statement of Investments, June 30, 2015 (unaudited) (continued)
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2015, the aggregate value of these securities was $104,297,841, representing 28.49% of net assets.
c Perpetual security with no stated maturity date.
d Defaulted security or security for which income has been deemed uncollectible.
e A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis.
f The coupon rate shown represents the rate at period end.
g Income may be received in additional securities and/or cash.
h The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
i Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2015, the value of this security was
$528,049, representing 0.14% of net assets.
j Security has been deemed illiquid because it may not be able to be sold within seven days.
k Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At June 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Euro	DBAB	Buy	2,621	$2,960	7/23/15	$-	$(38)
Euro	DBAB	Sell	2,621	3,131	7/23/15	208	-
Japanese Yen	DBAB	Sell	180,410,000	1,519,268	7/23/15	44,780	-
Euro	DBAB	Buy	1,170,695	1,322,745	8/27/15	-	(16,991)
Euro	DBAB	Sell	1,839,668	2,103,036	8/27/15	51,132	-
Japanese Yen	DBAB	Sell	171,860,000	1,467,384	8/27/15	62,224	-
Japanese Yen	HSBC	Sell	28,600,000	244,367	8/27/15	10,528	-
Japanese Yen	JPHQ	Sell	60,500,000	516,934	8/27/15	22,274	-
Euro	DBAB	Sell	706,386	803,020	9/17/15	14,890	-
Japanese Yen	DBAB	Sell	585,933,750	4,930,356	9/17/15	137,765	-
Japanese Yen	HSBC	Sell	32,110,000	270,890	9/17/15	8,250	-
Japanese Yen	JPHQ	Sell	94,170,000	794,207	9/17/15	23,952	-
Euro	JPHQ	Sell	105,568	118,391	10/22/15	534	-
Japanese Yen	DBAB	Sell	718,475,000	5,871,549	12/17/15	-	(16,900)
Japanese Yen	JPHQ	Sell	180,180,000	1,471,554	12/17/15	-	(5,158)
Totals Forw ard Exchange Contracts unrealized appreciation (depreciation)						376,537	(39,087)
Net unrealized appreciation (depreciation)						$337,450

[a]May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB	Deutsche Bank AG
HSBC	HSBC Bank USA, N.A.
JPHQ	JP Morgan Chase & Co.

Franklin Limited Duration Income Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

Currency

EUR	Euro
KRW	South Korean Won
MYR	Malaysian Ringgit
PLN	Polish Zloty
Selected Portfolio

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
PIK	Payment-In-Kind
SF	Single Family

Franklin Limited Duration Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At June 30, 2015, the Fund received $302,412 in U.S. Treasury Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

5. INCOME TAXES

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$558,946,495

Unrealized appreciation	$7,688,366
Unrealized depreciation	(15,155,948)
Net unrealized appreciation (depreciation)	$(7,467,582)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Transportation	$-	$268,619		$-	$268,619
All Other Equity Investments[b]	3,735	-		-	3,735
Corporate Bonds	-	191,223,980		-	191,223,980
Senior Floating Rate Interests	-	190,368,068		-	190,368,068
Foreign Government and Agency Securities	-	3,765,223		-	3,765,223
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	52,588,551		-	52,588,551
Mortgage-Backed Securities	-	100,745,404		-	100,745,404
Municipal Bonds	-	3,264,740		-	3,264,740
Litigation Trusts	-	-		- c	-
Short Term Investments	9,250,593	-		-	9,250,593
Total Investments in Securities	$9,254,328	$542,224,585	$	- c	$551,478,913

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$376,537		$-	$376,537

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$39,087		$-	$39,087

[a]Includes common and convertible preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at June 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date: August 27, 2015

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date: August 27, 2015